UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended				6 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2013		Mar. 31, 2012
Revenue
Wireless applications	$ 1,808,836		$ 1,554,823		$ 3,756,114		$ 3,144,496
Operating Expenses
Royalties and application costs	776,540		654,310		1,660,333		1,417,631
Research and development	24,050		16,050		32,756		53,250
Compensation expense	635,203	[1]	679,961	[1]	2,390,541	[1]	1,373,784	[1]
Depreciation and amortization	160,148		163,604		314,934		319,075
General and administrative	1,006,158	[1]	577,778	[1]	2,073,682	[1]	1,108,448	[1]
Total operating expenses	2,602,099		2,091,703		6,472,246		4,272,188
Loss from operations	(793,263)		(536,880)		(2,716,132)		(1,127,692)
Interest income	20		11		41		36
Interest expense	(279,046)		(128,468)		(587,553)		(166,077)
Net (loss) before income taxes	(1,072,289)		(665,337)		(3,303,644)		(1,293,733)
Provision for income taxes					(800)		(800)
Net income (loss)	(1,072,289)		(665,337)		(3,304,444)		(1,294,533)
Basic and diluted loss per share	$ (0.01)		$ (0.01)		$ (0.02)		$ (0.01)
Weighted average shares outstanding	132,646,727		130,182,392		132,558,602		130,316,818
Details of stock based compensation included within:
Stock based compensation - Compensation Expense					1,109,720		9,960
Stock based compensation - General and administrative	190,421		68,606		487,243		89,753
Stock based compensation - Total	$ 190,421		$ 68,606		$ 1,596,963		$ 99,713

[1]	Including stock based compensation.